ACQUISITIONS - Acquisition Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 16, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 27, 2019
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value				$ 13,000
Income before income taxes		$ 181,321	$ 86,129
Alacer
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 2,200,000
Transaction and integration expense	20,800
Severance and termination payments	$ 11,000
Revenue of combined entity as if combination occurred at beginning of period		1,200,000
Profit (loss) of combined entity as if combination occurred at beginning of period		208,900
Alacer | Operating segments
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date		205,500
Profit (loss) of acquiree since acquisition date		$ 43,400